Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED TOTAL RETURN SERIES INC
Prospectus Date	rr_ProspectusDate	Nov. 30, 2016
Supplement [Text Block]	ftrsi_SupplementTextBlock	Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

INSTITUTIONAL SHARES (TICKER FGFIX)
SERVICE SHARES (TICKER FGFSX)

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2016

1. Under the section entitled "Fund Summary Information," please add the following to the end of the "Risk/Return Summary: Fees and Expenses" introductory paragraph:

"If you purchase the Fund's Institutional Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below."

Federated Ultrashort Bond Fund

A Portfolio of Federated Total Return Series, Inc.

CLASS A SHARES (TICKER FULAX)
INSTITUTIONAL SHARES (TICKER FULIX)
SERVICE SHARES (TICKER FULBX)

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2016

1. Under the section entitled "Fund Summary Information," please add the following to the end of the "Risk/Return Summary: Fees and Expenses" introductory paragraph:

"If you purchase the Fund's Institutional Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below."
Federated Mortgage Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ftrsi_SupplementTextBlock	Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

INSTITUTIONAL SHARES (TICKER FGFIX)
SERVICE SHARES (TICKER FGFSX)

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2016

1. Under the section entitled "Fund Summary Information," please add the following to the end of the "Risk/Return Summary: Fees and Expenses" introductory paragraph:

"If you purchase the Fund's Institutional Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below."
Federated Ultrashort Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ftrsi_SupplementTextBlock	Federated Ultrashort Bond Fund

A Portfolio of Federated Total Return Series, Inc.

CLASS A SHARES (TICKER FULAX)
INSTITUTIONAL SHARES (TICKER FULIX)
SERVICE SHARES (TICKER FULBX)

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2016

1. Under the section entitled "Fund Summary Information," please add the following to the end of the "Risk/Return Summary: Fees and Expenses" introductory paragraph:

"If you purchase the Fund's Institutional Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below."